Acquisitions, Assets and Liabilities Held for Sale, Licensing Agreements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Hospira Acquisition (Details) - USD ($)
$ / shares in Units, $ in Millions
			12 Months Ended
		Sep. 03, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Business Acquisition [Line Items]
Cash payments for acquisition, net of cash acquired	[1]		$ 18,368		$ 16,466		$ 195
Amounts Recognized as of Acquisition Date
Goodwill			54,449	[2]	48,242	[2]	42,069
Measurement Period Adjustments
Uncertain tax positions			5,826	[3]	5,919	[3]	6,182	[3]	$ 6,087
Tax impact from tax matters to be resolved in a different manner following acquisition			503		646
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)	[4]		7,215	[5]	6,960		9,135
Hospira [Member]
Business Acquisition [Line Items]
Business acquisition, per share in cash (in dollars per share)		$ 90
Payments to acquire businesses, cash portion		$ 16,100
Cash payments for acquisition, net of cash acquired		15,700
Amounts Recognized as of Acquisition Date
Working capital, excluding inventories	[6]	342
Inventories		1,901
PP&E		2,352
Other noncurrent assets		362
Long-term debt		(1,928)
Benefit obligations		(117)
Net income tax accounts	[7]	(3,380)
Other noncurrent liabilities		(61)
Total identifiable net assets		8,791
Goodwill		7,295
Net assets acquired/total consideration transferred		16,087
Measurement Period Adjustments
Working capital, excluding inventories	[6],[8]		68
Inventories	[8]		(23)
PP&E	[8]		(57)
Other noncurrent assets	[8]		(46)
Long-term debt	[8]		0
Benefit obligations	[8]		0
Net income tax accounts	[7],[8]		14
Other noncurrent liabilities	[8]		(23)
Total identifiable net assets	[8]		(12)
Goodwill	[8]		12
Net assets acquired/total consideration transferred	[8]		0
Current tax assets		57
Noncurrent tax assets		58
Income taxes payable		5
Other taxes payable		101
Accrued interest		5
Acquired receivables, gross contractual amount		565
Acquired receivables, not expected to be collected		12
Uncertain tax positions		109
Additional tax liability adjustments		3,200
Tax impact from tax matters to be resolved in a different manner following acquisition		719
Business Acquisition, Pro Forma Information [Abstract]
Revenues					1,513
Net loss attributable to Pfizer Inc. common shareholders	[9]				(575)
Revenues					52,082		54,069
Net income attributable to Pfizer Inc. common shareholders					$ 7,669		$ 8,173
Diluted EPS attributable to Pfizer Inc. common shareholders (in dollars per share)					$ 1.23		$ 1.27
Additional amortization expense					$ 342		$ 502
Additional depreciation expense					52		102
Adjustment to interest expense					(18)		(42)
Hospira [Member] | Developed Technology Rights and Other Intangible Assets [Member]
Amounts Recognized as of Acquisition Date
Identifiable intangible assets	[10]	$ 8,290
Measurement Period Adjustments
Identifiable intangible assets, excluding IPR&D	[8],[10]		20
Hospira [Member] | Developed Technology Rights [Member]
Measurement Period Adjustments
Acquired intangible assets, useful life		17 years
Acquire intangible assets		$ 7,700
Hospira [Member] | Other Intangible Assets [Member]
Measurement Period Adjustments
Acquired intangible assets, useful life		12 years
Acquire intangible assets		$ 570
Fair Value Adjustment to Inventory [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)					378		(591)
Amortization Expense Adjustment to Intangible Assets [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)					161
Depreciation Expense Adjustment to Fixed Assets [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)					34
Amortization Expense Adjustment to Long-term Debt [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)					(13)
Restructuring and Integration Costs [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)					(556)
Acquisition-related Costs [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)							877
Eliminations [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Elimination of intangible asset amortization expense					33		$ 77
Eliminations [Member] | Fair Value Adjustment to Inventory [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)					(364)
Eliminations [Member] | Acquisition-related Costs [Member] | Hospira [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net income (loss)					$ 877
Scenario, Previously Reported [Member] | Hospira [Member]
Amounts Recognized as of Acquisition Date
Working capital, excluding inventories	[6]	274
Inventories		1,924
PP&E		2,410
Other noncurrent assets		408
Long-term debt		(1,928)
Benefit obligations		(117)
Net income tax accounts	[7]	(3,394)
Other noncurrent liabilities		(39)
Total identifiable net assets		8,803
Goodwill		7,284
Net assets acquired/total consideration transferred		16,087
Measurement Period Adjustments
Current tax assets		79
Noncurrent tax assets		25
Income taxes payable		5
Noncurrent deferred tax liabilities		3,400
Other taxes payable		114
Accrued interest		5
Scenario, Previously Reported [Member] | Hospira [Member] | Developed Technology Rights and Other Intangible Assets [Member]
Amounts Recognized as of Acquisition Date
Identifiable intangible assets	[10]	8,270
In Process Research and Development [Member] | Hospira [Member]
Amounts Recognized as of Acquisition Date
Indefinite-lived intangible assets		1,030
Measurement Period Adjustments
Identifiable intangible assets, excluding IPR&D	[8]		$ 35
In Process Research and Development [Member] | Scenario, Previously Reported [Member] | Hospira [Member]
Amounts Recognized as of Acquisition Date
Indefinite-lived intangible assets		$ 995

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	In 2016, included in Income taxes payable ($14 million), Current tax assets ($17 million), Noncurrent deferred tax assets and other noncurrent tax assets ($184 million), Noncurrent deferred tax liabilities ($2.8 billion) and Other taxes payable ($2.8 billion). In 2015, included in Income taxes payable ($38 million), Current tax assets ($22 million), Noncurrent deferred tax assets and other noncurrent tax assets ($135 million), Noncurrent deferred tax liabilities ($2.7 billion) and Other taxes payable ($3.0 billion).
[4]	Amounts may not add due to rounding.
[5]	Amounts may not add due to rounding.
[6]	Includes cash and cash equivalents, short-term investments, accounts receivable, other current assets, assets held for sale, accounts payable and other current liabilities.
[7]	Final amounts recognized as of the acquisition date (as adjusted), included in Current tax assets ($57 million), Noncurrent deferred tax assets and other noncurrent tax assets ($58 million), Income taxes payable ($5 million), Noncurrent deferred tax liabilities ($3.4 billion) and Other taxes payable ($101 million, including accrued interest of $5 million). Preliminary amounts recognized as of the acquisition date (as previously reported), included in Current tax assets ($79 million), Noncurrent deferred tax assets and other noncurrent tax assets ($25 million), Income taxes payable ($5 million), Noncurrent deferred tax liabilities ($3.4 billion) and Other taxes payable ($114 million, including accrued interest of $5 million)
[8]	The changes in the estimated fair values are primarily to better reflect market participant assumptions about facts and circumstances existing as of the acquisition date. The measurement period adjustments did not result from intervening events subsequent to the acquisition date.
[9]	Includes purchase accounting charges related to the provisional estimated fair values recognized as of the acquisition date for (i) the fair value adjustment for acquisition-date inventory that has been sold ($378 million pre-tax); (ii) amortization expense related to the fair value of identifiable intangible assets acquired from Hospira ($161 million pre-tax); (iii) depreciation expense related to the fair value adjustment of fixed assets acquired from Hospira ($34 million pre-tax ); and (iv) amortization expense related to the fair value adjustment of long-term debt acquired from Hospira ($13 million income pre-tax), as well as restructuring and integration costs ($556 million pre-tax).
[10]	Comprised of finite-lived developed technology rights with a weighted-average life of approximately 17 years ($7.7 billion) and other finite-lived identifiable intangible assets with a weighted-average life of approximately 12 years ($570 million).